Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 294,840		$ 212,716		$ 128,884
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	533,585		423,605		202,543
Other amortization expenses	15,185		16,851		17,169
Provision for loan losses	27,008		2,010		29,684
Impairment of assets	29,287		12,194		947
Stock-based compensation expense	18,521		10,786		11,823
Loss on derivatives	(1,825)		0		0
Loss (gain) on extinguishment of debt, net	(775)		(979)		34,171
Income from unconsolidated entities	(2,482)		(5,772)		(6,673)
Rental income less than (in excess of) cash received	(32,362)		(31,578)		(6,594)
Amortization related to above (below) market leases, net	165		(2,507)		(2,856)
Gain (loss) on sales of properties, net	(100,549)		(61,160)		(36,115)
Distributions by unconsolidated entities operating	(17,607)		(6,149)		0
Increase (decrease) in accrued expenses and other liabilities	38,213		10,653		12,293
Decrease (increase) in receivables and other assets	(18,285)		(4,744)		(20,535)
Net cash provided from (used in) operating activities	818,133		588,224		364,741
Investing activities
Investment in real property, net of cash acquired	(3,345,111)		(4,905,122)		(2,074,176)
Capitalized interest	(9,777)		(13,164)		(20,792)
Investment in real estate loans receivable	(665,094)		(51,477)		(97,265)
Other investments, net of payments	25,425		(22,986)		(133,894)
Principal collected on real estate loans receivable	35,020		188,811		43,495
Contributions to unconsolidated entities	(227,735)		(2,784)		(196,413)
Distributions by unconsolidated entities investing	13,136		9,135		103
Proceeds from (payments on) derivatives	6,652		0		0
Decrease (increase) in restricted cash	(35,766)		30,248		(52,124)
Proceeds from sales of real property	610,271		247,210		219,027
Net cash provided from (used in) investing activities	(3,592,979)		(4,520,129)		(2,312,039)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	(610,000)		310,000		160,000
Proceeds from issuance of senior unsecured notes	2,025,708		1,381,086		1,821,683
Payments to extinguish senior unsecured notes	(370,524)		(3)		(495,542)
Secured debt issued	157,418		119,030		154,306
Payments on secured debt	(406,210)		(83,998)		(217,711)
Net proceeds from the issuance of common stock	3,581,292		2,137,594		995,438
Net proceeds from issuance of preferred stock	277,687		696,437		0
Redemption of preferred stock	(275,000)		0		0
Decrease (increase) in deferred loan expenses	(7,152)		(28,867)		(3,869)
Contributions by noncontrolling interests	24,115	[1]	8,604	[1]	2,611	[1]
Distributions to noncontrolling interests	(29,353)	[1]	(30,705)	[1]	(3,301)	[1]
Cash distributions to stockholders	(722,450)		(544,248)		(370,223)
Other financing activities	(403)		(1,113)		0
Net cash provided from (used in) financing activities	3,645,128		3,963,817		2,043,392
Increase (decrease) in cash and cash equivalents	870,282		31,912		96,094
Cash and cash equivalents at beginning of period	163,482		131,570		35,476
Cash and cash equivalents at end of period	1,033,764		163,482		131,570
Supplemental cash flow information:
Interest paid	369,511		285,884		156,207
Income taxes paid	$ 3,071		$ 389		$ 319

[1]	Includes amounts attributable to redeemable noncontrolling interests. See accompanying notes.